Accounts and notes payable	12 Months Ended
Dec. 31, 2024
Accounts and notes payable
Accounts and notes payable

31. Accounts and notes payable

Accounts and notes payable consist of the following:

	As of
	January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Payables related to service fees and incentives to drivers	3,339,235	2,465,919	4,309,814	4,116,787
Payables related to driver management fees	158,937	157,380	194,915	264,290
Other accounts payable	536,080	245,747	88,846	96,913
Notes payable	721,463	44,724	712	—
Total	4,755,715	2,913,770	4,594,287	4,477,990

Accounts and notes payable are mainly denominated in RMB.